HSBC Holdings' subsidiaries, funds, joint ventures and associates - Associates (Details)	12 Months Ended
Dec. 31, 2025
Aiera, Inc,
Disclosure of associates [line items]
% of share class held by immediate parent company (or by the Group where this varies)	2.90%
Bank of Communications Co., Ltd.
Disclosure of associates [line items]
% of share class held by immediate parent company (or by the Group where this varies)	16.00%
Barrowgate Limited
Disclosure of associates [line items]
% of share class held by immediate parent company (or by the Group where this varies)	24.64%
BGF Group plc
Disclosure of associates [line items]
% of share class held by immediate parent company (or by the Group where this varies)	24.62%
Bud Financial Limited
Disclosure of associates [line items]
% of share class held by immediate parent company (or by the Group where this varies)	6.20%
CANARA HSBC LIFE INSURANCE COMPANY LIMITED
Disclosure of associates [line items]
% of share class held by immediate parent company (or by the Group where this varies)	25.50%
Dowsure Inc.
Disclosure of associates [line items]
% of share class held by immediate parent company (or by the Group where this varies)	10.12%
Episode Six Inc.
Disclosure of associates [line items]
% of share class held by immediate parent company (or by the Group where this varies)	5.68%
EPS Company (Hong Kong) Limited
Disclosure of associates [line items]
% of share class held by immediate parent company (or by the Group where this varies)	42.03%
HQLAX S.à r.l.
Disclosure of associates [line items]
% of share class held by immediate parent company (or by the Group where this varies)	6.09%
HSBC UK Covered Bonds (LM) Limited
Disclosure of associates [line items]
% of share class held by immediate parent company (or by the Group where this varies)	20.00%
Intelligent Processing Solution Limited
Disclosure of associates [line items]
% of share class held by immediate parent company (or by the Group where this varies)	10.00%
Lightico Ltd
Disclosure of associates [line items]
% of share class held by immediate parent company (or by the Group where this varies)	3.19%
London Precious Metals Clearing Limited
Disclosure of associates [line items]
% of share class held by immediate parent company (or by the Group where this varies)	30.00%
Marketnode PTE. Ltd.
Disclosure of associates [line items]
% of share class held by immediate parent company (or by the Group where this varies)	12.64%
MENA Infrastructure Fund (GP) Ltd
Disclosure of associates [line items]
% of share class held by immediate parent company (or by the Group where this varies)	33.33%
Quantexa Limited
Disclosure of associates [line items]
% of share class held by immediate parent company (or by the Group where this varies)	8.92%
Saudi Awwal Bank
Disclosure of associates [line items]
% of share class held by immediate parent company (or by the Group where this varies)	31.00%
Threadneedle Software Holdings Limited
Disclosure of associates [line items]
% of share class held by immediate parent company (or by the Group where this varies)	7.80%
Trade Information Network Limited (In Liquidation)
Disclosure of associates [line items]
% of share class held by immediate parent company (or by the Group where this varies)	12.76%
We Trade Innovation Designated Activity Company (In Liquidation)
Disclosure of associates [line items]
% of share class held by immediate parent company (or by the Group where this varies)	9.88%
HSBC Holdings | Barrowgate Limited
Disclosure of associates [line items]
% of share class held by immediate parent company (or by the Group where this varies)	15.63%